Note 15 - Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended	18 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	Period Ended September 30, 2012 and Year Ended March 31, 2012
	Options Outstanding
	Number of	Weighted average
	shares	exercise price

Balance, March 31, 2012 and 2011	745,000	$0.065
Expired	(5,000)	0.105
Balance, September 30, 2012	740,000	$0.065

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]	September 30, 2012
	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	September 30,	Contractual	Exercise	September 30,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.15	$0.065	740,000	$0.065
March 31, 2012
	Outstanding			Exercisable
		Weighted
	Number	Average	Weighted	Number	Weighted
Range of	Outstanding at	Remaining	Average	Exercisable at	Average
Exercise	March 31,	Contractual	Exercise	March 31,	Exercise
Prices	2012	Life (Years)	Price	2012	Price

$ 0.065	740,000	3.65	$0.065	740,000	$0.065
0.105	5,000	0.11	0.105	5,000	0.105
$0.065 - $0.105	745,000	3.63	$0.065	745,000	$0.065

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	September 30, 2012
						Exercise	Average
Balance	Issued	Exercised	Cancelled	Balance	Exercise	price	Remaining
as at	during the	during the	during the	as at	price	(USD	Contractual
3/31/2012	period	period	period	9/30/2012	(CAD)	equivalent)	Life in Years

350,000	-	-	-	350,000	$0.75	$0.74	3.61
17,000	-	-	-	17,000	$0.75	$0.74	4.07
166,666	-	-	-	166,666	$0.75	$0.74	4.35
533,666	-	-	-	533,666	$0.75	$0.74	3.85
March 31, 2012
Year ended
March 31, 2012

Expected volatility	100.13% - 105.17%
Risk free interest rate	1.10% - 1.91%
Expected life	5 years
Dividend yield	0.00%